Summary of Significant Accounting Policies (Details) - Schedule of earnings per shares basic and diluted (Parentheticals) - $ / shares	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A
Schedule of earnings per shares basic and diluted [Abstract]
Diluted weighted average shares outstanding (in Shares)	25,000,000	25,000,000	11,144,578	25,000,000
Diluted net income per share	$ 0.01	$ 0.17	$ 0.26	$ 0.37
Class B
Schedule of earnings per shares basic and diluted [Abstract]
Diluted weighted average shares outstanding (in Shares)	6,250,000	6,250,000	6,099,398	6,250,000
Diluted net income per share	$ 0.01	$ 0.17	$ 0.26	$ 0.37